Environmental and Legal Contingencies (Details 4)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) defendants plaintiffs claims-lawsuits	Dec. 31, 2015 USD ($) defendants plaintiffs claims-lawsuits
Asbestos Claims With Specific Dollar Claim For Damages [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	129 [1]	131 [2]
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Number Of Plaintiffs | plaintiffs	2,329	2,331
Asbestos Lawsuits Pending With Dollars Number Of Defendants | defendants	16,681	17,116
Asbestos Claims With Specific Dollar Claim For Damages [Member] | Asbestos claims up to $0.2 [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	119	122
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Lower Range	$ 0	$ 0
Asbestos Lawsuits Pending With Dollars Upper Range	$ 200,000	$ 200,000
Asbestos Claims With Specific Dollar Claim For Damages [Member] | Asbestos claims above $0.2 to $5.0 [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	6	5
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Lower Range	$ 200,000	$ 200,000
Asbestos Lawsuits Pending With Dollars Upper Range	$ 5,000,000	$ 5,000,000
Asbestos Claims With Specific Dollar Claim For Damages [Member] | Asbestos claims above $5.0 to $15.0 [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	2	2
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Lower Range	$ 5,000,000	$ 5,000,000
Asbestos Lawsuits Pending With Dollars Upper Range	$ 15,000,000	$ 15,000,000
Asbestos Claims With Specific Dollar Claim For Damages [Member] | Asbestos claims above $15.0 to $20.0 [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	2	2
Claims with specific dollar claims for damages [Abstract]
Asbestos Lawsuits Pending With Dollars Lower Range	$ 15,000,000	$ 15,000,000
Asbestos Lawsuits Pending With Dollars Upper Range	$ 20,000,000	$ 20,000,000
Asbestos Claims Without Specific Dollar Claim For Damages [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	221	252
Asbestos Issue [Member]
Information on pending asbestos cases [Line Items]
Total asbestos cases pending | claims-lawsuits	350	383

[1]	Involve a total of 2,329 plaintiffs and 16,681 defendants
[2]	Involve a total of 2,331 plaintiffs and 17,116 defendants